Supplement Dated February 9, 2023
To The Prospectuses Dated October 2, 2006 for

Asset I; Asset II; Plus (Bonus Recap); Plus (No Recap); Freedom;
Select; and Choice Flexible Payment Deferred Combination Fixed
and Variable Annuity Contracts

Issued Through
Jackson Sage Variable Annuity Account A
Formerly The Sage Variable Annuity Account A

By Jackson National Life Insurance Company®
Formerly by Reassure America Life Insurance Company

To the Prospectuses Dated December 29, 2006 for

403B Group Variable Annuity Plan;
Individual Deferred Variable Annuity Plan; and
Group Variable Annuity Plan

Issued Through
Jackson SWL Variable Annuity Fund I
Formerly Variable Annuity Fund I of Southwestern Life

To The Prospectus Dated May 1, 2006 for

Capital Select
Flexible Premium Deferred Variable Annuity Contract

To The Prospectus Dated May 1, 2001 for

Capital Select Plus – Capital Advantage
Flexible Premium Deferred Variable Annuity Contracts

Issued Through
Jackson VFL Variable Annuity Separate Account
Formerly Valley Forge Life Insurance Company Variable Annuity Separate Account

By Jackson National Life Insurance Company®
Formerly by Reassure America Life Insurance Company

This supplement updates the above-referenced prospectuses for Contracts formerly issued by Reassure America Life Insurance Company (“REASSURE”). Please read it and keep it together with your prospectus for future reference.

➢    Effective January 1, 2023, pursuant to the newly passed SECURE 2.0 Act of 2022, the age at which you must begin taking your required minimum distributions (“RMDs”) from your tax-qualified contract has increased from 72 to 73. This change in triggering age for taking RMDs applies to you if you will attain age 72 after December 31, 2022. If you have reached age 72 prior to January 1, 2023, you are still required to use age 72 as the triggering age for RMDs.

In 2033, there will be an additional increase to the triggering age for RMDs under the terms of the SECURE 2.0 Act of 2022. Effective January 1, 2033, the triggering age at which you must begin taking your RMDs from your tax-qualified contract will increase from 73 to 75. If you will reach age 73 prior to January 1, 2033, you will still be required to use age 73 as the triggering age for RMDs.

You may wish to consult with your financial professional or personal tax advisor if you are impacted by these changes.

VPS00006 02/23